Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

Note 4 Inventories

Inventories consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Raw materials	6,171	4,934	635
Work in progress	2,070	2,002	258
Finished goods	5,847	4,566	588
Total inventories	14,088	11,502	1,481